Common Stock and Common Stock Warrants - Narrative (Details)		3 Months Ended	12 Months Ended
	Mar. 26, 2021 vote shares	Mar. 31, 2021 shares	Dec. 31, 2020 USD ($) vote shares	Mar. 25, 2021 shares
Class of Stock [Line Items]
Number of votes for each share | vote			1
Dividends declared or paid (in dollars per share) | $			$ 0
Warrants outstanding (in shares)			148,994	164,973
Class B Common Stock Warrant
Class of Stock [Line Items]
Warrants outstanding (in shares)	164,973	138,209		164,973
Common Stock
Class of Stock [Line Items]
Stock converted (in shares)	65,970,938	65,970,938
Cashless exercise of common stock warrant (in shares)		24,837
Common stock Class A
Class of Stock [Line Items]
Number of votes for each share | vote	1
Common stock Class B
Class of Stock [Line Items]
Number of votes for each share | vote	10
Conversion of stock (in shares)	1
Stock converted (in shares)		26,764